Loss Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Loss Per Share
20.	Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share for the following periods:

	For the year ended December 31,
	2022		2023		2024		2024
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to EHang Holdings Limited	(214,390)	(113,831)	(204,787)	(96,913)	(163,038)	(22,336)	(66,738)	(9,143)

Net loss attributable to EHang Holdings Limited’s ordinary shareholders	(214,390)	(113,831)	(204,787)	(96,913)	(163,038)	(22,336)	(66,738)	(9,143)

Denominator (in thousands of shares):
Weighted-average number of ordinary shares outstanding – basic and diluted (in thousands of shares)	74,917	39,778	82,467	39,027	95,340	95,340	39,027	39,027

Loss per share – basic and diluted	(2.86)	(2.86)	(2.48)	(2.48)	(1.71)	(0.23)	(1.71)	(0.23)

The Company had potential dilutive securities such as unvested RSUs and options granted. As the Group incurred losses for the years ended December 31, 2022, 2023 and 2024, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted-average numbers of non-vested
RSUs and
non-vested
share options excluded from the calculation of diluted net loss per share of the Company were 3,782,562, 2,606,391 and 9,771,921 as of December 31, 2022, 2023 and 2024, respectively.